BOND FUND SCHEDULE OF INVESTMENTS
February 28, 2022 (Unaudited)

	Rate (%)	Maturity Date	Principal Amount	Value
BONDS - 97.9%				$2,301,880,737
(COST $2,433,216,423)

Asset-Backed Securities - 14.6%				343,699,168
AASET Trust, Series 2018-2A A (h)	4.454	11/18/38	739,373	695,847
Air Canada, Series 2015-1B (h)	3.875	09/15/24	1,368,213	1,371,121
American Airlines, Series 2013-2 A	4.950	07/15/24	111,349	111,604
American Airlines, Series 2014-1 B	4.375	04/01/24	79,401	79,518
American Airlines, Series 2017-1 A	4.000	08/15/30	237,855	232,416
American Tower Trust #1 (h)	3.070	03/15/48	13,100,000	13,129,267
Aqua Finance Trust, Series 2017-A C (h)	8.350	11/15/35	1,750,000	1,765,276
Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A A (h)	4.213	12/16/41	5,667,964	5,501,177
Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A B (h)	5.682	12/16/41	1,244,293	1,164,782
Business Jet Securities, LLC, Series 2019-1 B (h)	5.193	07/15/34	1,014,231	1,001,047
Castle Aircraft Securitization Trust, Series 2019-1A A (h)	3.967	04/15/39	3,444,061	3,408,854
Castle Aircraft Securitization Trust, Series 2021-1A B (h)	6.656	01/15/46	4,818,877	5,001,826
Cibolo Canyons Special Improvement District (h)	4.250	08/20/34	2,520,000	2,356,200
Coinstar Funding, LLC, Series 2017-1A A2 (h)	5.216	04/25/47	26,950,988	26,878,977
DCAL Aviation Finance Ltd., Series 2015-1A A1 (h)	4.213	02/15/40	1,321,026	1,128,808
ECAF I Ltd., Series 2015-1A A2 (h)	4.947	06/15/40	9,702,443	8,247,076
ECAF I Ltd., Series 2015-1A B1 (h)	5.802	06/15/40	20,369,101	9,023,630
GAIA Aviation Ltd. ( TAILWIND), Series 2019-1 B (h)	5.193	12/15/44	3,685,039	3,314,586
Harley Marine Financing LLC, Series 2018-1A A2 (h)	5.682	05/15/43	13,229,591	12,936,044
HOA Funding LLC, Series 2021-1A A2 (h)	4.723	08/20/51	12,935,000	12,659,742
Horizon Aircraft Finance I Ltd., Series 2018-1 B (h)	5.270	12/15/38	2,702,399	2,416,579
Horizon Aircraft Finance II Ltd., Series 2019-1 A (h)	3.721	07/15/39	3,776,237	3,669,366
HP Communities LLC (h)	5.320	03/15/23	96,712	97,488
Icon Brand Holdings LLC, Series 2012-1A A (h)	4.229	01/25/43	7,009,399	2,675,966
JOL Air Limited, Series 2019-1 B (h)	4.948	04/15/44	907,397	852,461
KDAC Aviation Finance Ltd., Series 2017-1A A (h)	4.212	12/15/42	3,451,448	3,023,193
KDAC Aviation Finance Ltd., Series 2017-1A B (h)	5.926	12/15/42	17,132,629	13,217,016
Kestrel Aircraft Funding Ltd., Series 2018-1A A (h)	4.250	12/15/38	2,260,149	2,173,705
Kestrel Aircraft Funding Ltd., Series 2018-1A B (h)	5.500	12/15/38	2,691,017	2,274,227
Labrador Aviation Finance Ltd., Series 2016-1A B1 (h)	5.682	01/15/42	33,166,314	28,770,099
MACH 1 Cayman Ltd., Series 2019-1 B (h)	4.335	10/15/39	4,341,879	4,076,477
MAPS Ltd., Series 2018-1A B (h)	5.193	05/15/43	1,618,226	1,436,673
ME Funding, LLC, Series 2019-1 A2 (h)	6.448	07/30/49	22,482,500	23,244,432
Merlin Aviation Holdings D.A.C., Series 2016-1 A (h)	4.500	12/15/32	7,472,145	6,760,415
Merlin Aviation Holdings D.A.C., Series 2016-1 B (e)(f)(h)	6.500	12/15/32	1,554,779	1,264,037
METAL LLC, Series 2017-1 A (h)	4.581	10/15/42	16,355,215	13,850,638
METAL LLC, Series 2017-1 B (h)	6.500	10/15/42	26,657,035	14,763,228
Mosaic Solar Loans, LLC, Series 2017-2A C (h)	2.000	06/22/43	543,579	538,541
Pioneer Aircraft Finance Ltd., Series 2019-1 B (h)	4.948	06/15/44	1,419,643	1,309,831
PNMAC GMSR Issuer Trust, Series 2018-GT1 A (1 month LIBOR + 2.850%, floor 2.850%) (d)(h)	3.037	02/25/23	4,000,000	4,002,313
Project Silver, Series 2019-1 A (h)	3.967	07/15/44	5,387,321	5,252,290
PROP Limited, Series 2017-1 B (h)(i)	6.900	03/15/42	4,077,877	1,814,655
Sapphire Aviation Finance I Ltd., Series 2018-1A B (h)	5.926	03/15/40	7,349,239	5,828,681
S-Jets Limited, Series 2017-1 A (h)	3.967	08/15/42	3,483,435	3,391,829
S-Jets Limited, Series 2017-1 B (h)	5.682	08/15/42	12,342,901	10,786,497
SMB Private Education Loan Trust, Series 2014-A C (h)	4.500	09/15/45	7,000,000	6,696,549
Sprite Limited, Series 2017-1 B (h)	5.750	12/15/37	4,529,353	3,986,880
Sprite Limited, Series 2021-1 A (h)	3.750	11/15/46	9,772,700	9,386,708
Sprite Limited, Series 2021-1 B (h)	5.100	11/15/46	4,886,350	4,653,210
TGIF Funding LLC, Series 2017-1A A2 (h)	6.202	04/30/47	26,724,631	25,578,412
Thunderbolt Aircraft Lease Ltd., Series 2017-A A (h)	4.212	05/17/32	770,127	759,824
Thunderbolt Aircraft Lease Ltd., Series 2017-A B (h)	5.750	05/17/32	5,169,021	4,694,431
Thunderbolt Aircraft Lease Ltd., Series 2019-1 B (h)	4.750	11/15/39	4,314,678	3,959,536
United Air Lines, Series 2020-1 A	5.875	04/15/29	4,375,354	4,621,630
US Airways, Series 2011-1A	7.125	04/22/25	4,118,906	4,277,453
WAVE Trust, Series 2017-1A A (h)	3.844	11/15/42	2,305,286	2,244,658
Willis Engine Structured Trust IV, Series 2018-A A (h)	4.750	09/15/43	5,593,172	5,341,442

Commercial Mortgage-Backed Securities - 16.1%				378,943,530
BBCMS Mortgage Trust, Series 2015-VFM A2 (h)	3.375	03/12/36	6,000,000	5,994,866
CG-CCRE Commercial Mortgage Trust, Series 2014-FL1 B (1 month LIBOR + 1.150%, floor 1.150%) (d)(h)	1.341	06/15/31	5,608,848	5,510,380
CG-CCRE Commercial Mortgage Trust, Series 2014-FL1 D (1 month LIBOR + 2.750%, floor 2.750%) (d)(h)	2.941	06/15/31	12,000,000	5,728,936
Citigroup Commercial Mortgage Trust, Series 2015-GC35 C (d)	4.462	11/10/48	7,000,000	6,520,912
Citigroup Commercial Mortgage Trust, Series 2016-GC36 C (d)	4.750	02/10/49	5,000,000	4,965,398
Citigroup Commercial Mortgage Trust, Series 2018-B2 A1	2.856	03/10/51	174,820	175,571
COMM Mortgage Trust, Series 2012-CR1 AM	3.912	05/15/45	1,730,754	1,729,651
COMM Mortgage Trust, Series 2012-CR1 B	4.612	05/15/45	5,500,000	5,494,965
COMM Mortgage Trust, Series 2012-CR1 C (d)	5.577	05/15/45	1,500,000	1,479,663
COMM Mortgage Trust, Series 2012-CR3 E (d)(h)(i)	4.752	10/15/45	5,000,000	2,953,466
COMM Mortgage Trust, Series 2012-CR4 AM	3.251	10/15/45	3,000,000	2,992,387
COMM Mortgage Trust, Series 2012-CR4 B (h)	3.703	10/15/45	5,606,000	5,115,446
COMM Mortgage Trust, Series 2012-LC4 AM	4.063	12/10/44	2,948,098	2,947,286
COMM Mortgage Trust, Series 2012-LC4 B	4.934	12/10/44	5,000,000	4,995,547
COMM Mortgage Trust, Series 2012-LC4 C (d)	5.467	12/10/44	2,514,188	2,484,311
COMM Mortgage Trust, Series 2013-CR6 A4	3.101	03/10/46	2,865,000	2,876,858
COMM Mortgage Trust, Series 2013-CR9 C (d)(h)	4.278	07/10/45	1,500,000	1,405,468
COMM Mortgage Trust, Series 2013-CR12 B	4.762	10/10/46	3,020,000	3,059,559
COMM Mortgage Trust, Series 2014-CC17 D (d)(h)	4.848	05/10/47	5,210,000	4,741,840
COMM Mortgage Trust, Series 2014-CR16 C (d)	4.911	04/10/47	5,000,000	5,058,678
COMM Mortgage Trust, Series 2014-UBS4 D (d)(h)	4.713	08/10/47	9,740,000	7,751,732
COMM Mortgage Trust, Series 2014-UBS5	4.514	09/10/47	3,270,000	3,343,974
COMM Mortgage Trust, Series 2014-UBS5 C (d)	4.614	09/10/47	6,500,000	6,474,462
COMM Mortgage Trust, Series 2015-DC1 C (d)	4.332	02/10/48	540,000	527,723
COMM Mortgage Trust, Series 2015-PC1 D (d)	4.324	07/10/50	2,500,000	2,210,596
Credit Suisse Commercial Mortgage Securities Corp., Series 2016-NXSR C (d)	4.451	12/15/49	3,000,000	2,529,577
CSAIL Commercial Mortgage Trust, Series 2015-C1 C (d)	4.261	04/15/50	1,780,000	1,636,906
CSAIL Commercial Mortgage Trust, Series 2015-C2 B (d)	4.208	06/15/57	5,000,000	4,975,974
CSAIL Commercial Mortgage Trust, Series 2015-C2 C (d)	4.187	06/15/57	3,579,000	3,325,005
CSAIL Commercial Mortgage Trust, Series 2015-C3 B (d)	4.119	08/15/48	3,905,000	3,852,417
CSAIL Commercial Mortgage Trust, Series 2015-C3 D (d)	3.369	08/15/48	5,795,000	3,429,025
DBUBS Mortgage Trust, Series 2011-LC3A PM1 (h)	4.452	05/10/44	7,476,810	7,462,400
DBUBS Mortgage Trust, Series 2011-LC3A PM2 (d)(h)	4.758	05/10/44	4,197,000	4,193,438
GS Mortgage Securities Trust, Series 2011-GC5 B (d)(h)	5.163	08/10/44	3,000,000	2,987,098
GS Mortgage Securities Trust, Series 2012-GCJ7 AS	4.085	05/10/45	144,926	144,882
GS Mortgage Securities Trust, Series 2013-G1 A2 (h)	3.557	04/10/31	1,210,000	1,194,781
GS Mortgage Securities Trust, Series 2013-GC12 C	4.179	06/10/46	4,705,000	4,744,804
GS Mortgage Securities Trust, Series 2014-GC24 B (d)	4.512	09/10/47	7,340,000	7,305,138
GS Mortgage Securities Trust, Series 2014-GC24 D (d)(h)	4.533	09/10/47	2,955,000	2,131,268
GS Mortgage Securities Trust, Series 2018-3PCK A (1 month LIBOR + 1.700%, floor 1.700%) (d)(h)	1.892	09/15/31	4,632,365	4,587,678
HMH Trust, Series 2017-NSS A (h)	3.062	07/05/31	5,850,000	5,842,690
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C3 B (h)	5.013	02/15/46	5,588,562	5,525,320
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C3 C (h)	5.360	02/15/46	9,250,000	8,949,998
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX AS	4.271	06/15/45	2,133,285	2,139,728
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX B (d)	4.559	06/15/45	5,863,000	5,867,822
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9 C (d)(h)	4.364	12/15/47	3,000,000	2,998,495
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11 B	3.499	04/15/46	5,000,000	5,000,531
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C20 D (d)(h)	4.580	07/15/47	5,000,000	4,170,232
JPMBB Commercial Mortgage Securities Trust, Series 2013-C12 C (d)	4.095	07/15/45	6,048,000	6,086,273
JPMBB Commercial Mortgage Securities Trust, Series 2013-C14 B (d)	4.548	08/15/46	6,310,000	6,299,669
JPMBB Commercial Mortgage Securities Trust, Series 2013-C14 C (d)	4.548	08/15/46	5,000,000	4,748,360
JPMBB Commercial Mortgage Securities Trust, Series 2014-C18 C (d)	4.794	02/15/47	5,060,000	4,853,617
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22 D (d)(f)(h)	4.554	09/15/47	4,966,000	3,883,806
JPMBB Commercial Mortgage Securities Trust, Series 2014-C24 B	4.116	11/15/47	10,400,000	10,408,821
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28 C (d)	4.147	10/15/48	5,496,426	5,401,793
JPMBB Commercial Mortgage Securities Trust, Series 2015-C32 B	4.389	11/15/48	500,000	478,599
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5 A4	3.176	08/15/45	567,145	567,277
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7 B	3.769	02/15/46	200,000	199,140
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7 C (d)	4.097	02/15/46	7,000,000	6,897,275
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C10 AS (d)	4.075	07/15/46	1,478,864	1,501,204
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C10 C (d)	4.075	07/15/46	2,750,000	2,437,224
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11 AS (d)	4.352	08/15/46	6,881,000	6,788,389
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12 C (d)	4.763	10/15/46	2,110,000	2,061,519
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16 C (d)	4.766	06/15/47	7,015,936	6,721,554
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18 D (h)	3.389	10/15/47	5,000,000	4,596,556
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C21 C (d)	4.132	03/15/48	8,000,000	7,406,083
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22 D (d)(h)	4.210	04/15/48	5,000,000	4,159,891
Morgan Stanley Capital I Trust, Series 2011-C2 D (d)(h)	5.212	06/15/44	734,064	714,564
Morgan Stanley Capital I Trust, Series 2012-C4 C (d)(h)	5.467	03/15/45	383,000	382,054
Morgan Stanley Capital I Trust, Series 2015-UBS8 C (d)	4.578	12/15/48	6,500,000	5,978,294
Morgan Stanley Capital I Trust, Series 2016-UB12 C (d)	4.132	12/15/49	5,000,000	4,592,948
Morgan Stanley Capital I Trust, Series 2017-HR2 A2	3.345	12/15/50	400,000	402,489
Morgan Stanley Capital I Trust, Series 2019-BPR A (1 month LIBOR + 1.400%, floor 1.400%) (d)(h)	1.507	05/15/36	7,090,000	6,969,421
Palisades Center Trust, Series 2016-PLSD A (h)	2.713	04/13/33	5,000,000	4,550,213
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2 A4	3.525	05/10/63	1,339,708	1,339,969
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1 B (d)(h)	6.265	01/10/45	98,142	98,072
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12 AS (d)	4.305	07/15/46	714,000	723,336
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12 B (d)	4.305	07/15/46	7,000,000	6,838,879
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16 AS	4.020	08/15/50	1,035,000	1,036,858
Wells Fargo Commercial Mortgage Trust, Series 2015-C27 C	3.894	02/15/48	6,982,500	6,701,033
Wells Fargo Commercial Mortgage Trust, Series 2015-C31 C (d)	4.601	11/15/48	5,000,000	4,951,155
Wells Fargo Commercial Mortgage Trust, Series 2015-C31 D	3.852	11/15/48	5,189,370	4,638,066
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22 B (d)	4.558	09/15/58	800,000	827,728
Wells Fargo Commercial Mortgage Trust, Series 2015-SG1 C (d)	4.455	09/15/48	5,000,000	4,589,419
Wells Fargo Commercial Mortgage Trust, Series 2016-C36 C (d)	4.172	11/15/59	3,000,000	2,539,128
Wells Fargo Commercial Mortgage Trust, Series 2017-SMP A (1 month LIBOR + 0.875%, floor 0.875%) (d)(h)	1.066	12/15/34	1,625,000	1,604,479
WFRBS Commercial Mortgage Trust, Series 2012-C10 AS	3.241	12/15/45	1,806,194	1,807,645
WFRBS Commercial Mortgage Trust, Series 2012-C10 B	3.744	12/15/45	1,645,000	1,631,933
WFRBS Commercial Mortgage Trust, Series 2012-C10 C (d)	4.347	12/15/45	7,000,000	6,366,004
WFRBS Commercial Mortgage Trust, Series 2013-C14 B	3.841	06/15/46	1,500,000	1,504,076
WFRBS Commercial Mortgage Trust, Series 2013-C14 C (d)	3.959	06/15/46	5,000,000	4,905,545
WFRBS Commercial Mortgage Trust, Series 2013-C15 B (d)	4.506	08/15/46	3,800,000	3,709,279
WFRBS Commercial Mortgage Trust, Series 2013-C16 C (d)	5.001	09/15/46	2,225,000	2,231,412
WFRBS Commercial Mortgage Trust, Series 2014-C19 C	4.646	03/15/47	6,000,000	5,958,901
WFRBS Commercial Mortgage Trust, Series 2014-C20 C	4.513	05/15/47	4,500,000	4,221,026
WFRBS Commercial Mortgage Trust, Series 2014-C21 C	4.234	08/15/47	3,000,000	2,957,873
WFRBS Commercial Mortgage Trust, Series 2014-C21 D (h)	3.497	08/15/47	5,000,000	4,455,849
WP Glimcher Mall Trust, Series 2015-WPG B (d)(h)	3.516	06/05/35	2,900,000	2,683,950

Convertible Bonds - 2.6%				61,843,168
Blackstone Mortgage Trust, Inc.	4.375	05/05/22	2,000,000	2,000,000
DigitalBridge Group, Inc.	5.000	04/15/23	19,225,000	19,581,778
FedNat Holding Co. (h)	5.000	04/19/26	5,000,000	4,421,556
Goldman Sachs BDC, Inc.	4.500	04/01/22	10,000,000	10,050,000
Hope Bancorp Inc.	2.000	05/15/38	25,750,000	25,590,349
Prospect Capital Corp.	4.950	07/15/22	198,000	199,485

Corporate Bonds - 56.7%				1,331,560,551
A10 Capital, LLC (h)	5.875	08/17/26	5,000,000	4,911,774
ACRES Commercial Realty Corp.	5.750	08/15/26	8,000,000	8,001,260
Adani Abbot Point Terminal Pty. Ltd. (h)	4.450	12/15/22	8,570,000	7,675,144
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.300	01/23/23	2,328,000	2,356,100
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.125	07/03/23	2,795,000	2,858,524
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.500	09/15/23	20,529,000	21,155,551
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.150	10/29/23	500,000	488,671
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.875	01/16/24	1,015,000	1,053,596
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.150	02/15/24	6,500,000	6,554,612
Agrium Inc.	3.150	10/01/22	389,000	389,306
Aircastle Ltd.	5.000	04/01/23	7,577,000	7,777,423
Aircastle Ltd.	4.400	09/25/23	600,000	615,709
Allergan, Inc.	2.800	03/15/23	553,000	551,672
Amerant Bancorp Inc.	5.750	06/30/25	10,000,000	10,420,701
Ameris Bancorp (5.750% to 03/15/22, then 3 month LIBOR + 3.616%) (d)	5.750	03/15/27	5,375,000	5,391,604
AmTrust Financial Services, Inc.	6.125	08/15/23	39,078,000	39,252,655
Arbor Realty Trust, Inc.	5.625	05/01/23	16,495,000	16,643,521
Arbor Realty Trust, Inc. (h)	5.750	04/01/24	10,000,000	10,135,200
Arbor Realty Trust, Inc. (h)	4.750	10/15/24	10,000,000	9,889,818
Arbor Realty Trust, Inc.	4.750	10/15/24	1,000,000	988,982
Arena Finance II LLC (h)	6.750	09/30/25	2,000,000	2,000,000
Aspen Insurance Holdings Ltd.	4.650	11/15/23	3,313,000	3,450,346
Assured Guaranty US Holdings Inc. (3 month LIBOR + 2.380%) (d)	2.583	12/15/66	31,751,000	24,170,449
Avnet, Inc.	4.875	12/01/22	2,254,000	2,307,451
Axos Financial, Inc. (4.875% to 10/01/25, then SOFRRATE + 4.760%) (d)	4.875	10/01/30	8,000,000	8,418,201
BAC Capital Trust XIII (Greater of 4.000% or 3 month LIBOR + 0.400%, floor 4.000%) (d)(g)	4.000	03/16/22	1,950,000	1,711,649
Banc of California, Inc.	5.250	04/15/25	5,400,000	5,530,982
Banc of California, Inc. (4.375% to 10/30/25, then SOFRRATE + 4.195%) (d)	4.375	10/30/30	12,500,000	12,931,481
Bank of America Corp. (5.200% to 06/01/23, then 3 month LIBOR + 3.135%) (d)(g)	5.200	06/01/23	2,500,000	2,540,625
Bank of America Corp. (4.0 times (USISDA10 - USISDA02 - 0.250%), floor 0.000%, cap 10.000%) (d)	0.364	11/19/30	671,000	530,845
Bank of Montreal (4.800% to 08/25/24, then H15T5Y + 2.979%) (d)(g)	4.800	08/25/24	6,977,000	6,939,324
Bank of New York Mellon Corp. (3.700% to 03/20/26, then H15T5Y + 3.352%) (d)(g)	3.700	03/20/26	1,000,000	960,000
Bay Banks of Virginia, Inc. (5.625% to 10/15/24, then SOFRRATE + 4.335%) (d)(h)	5.625	10/15/29	3,000,000	3,065,518
BayCom Corp. (5.250% to 09/15/25, then SOFRRATE + 5.210%) (d)	5.250	09/15/30	8,460,000	8,946,516
BCB Bancorp, Inc. (5.625% to 08/01/23, then 3 month LIBOR + 2.720%) (d)(h)	5.625	08/01/28	9,000,000	9,257,978
Becton Dickinson and Co. (3 month LIBOR + 1.030%) (d)	1.210	06/06/22	24,355,000	24,409,751
Block Financial LLC	5.500	11/01/22	6,248,000	6,293,219
Boeing Co.	2.125	03/01/22	628,000	628,000
Boeing Co.	4.508	05/01/23	1,050,000	1,079,233
BOKF Merger Corp. Number Sixteen (5.625% to 06/25/25, then 3 month LIBOR + 3.170%) (d)	5.625	06/25/30	15,000,000	15,876,715
Broadmark Realty Capital Inc. (h)	5.000	11/15/26	5,000,000	4,906,858
Byline Bancorp, Inc. (6.000% to 07/01/25, then SOFRRATE + 5.880%) (d)	6.000	07/01/30	12,000,000	12,852,483
CA, Inc.	4.500	08/15/23	85,000	86,483
Cabot Corp.	3.700	07/15/22	702,000	708,788
Capital Funding Bancorp, Inc. (h)	6.000	12/01/23	20,000,000	20,864,512
Carrington Holding Co., LLC (h)	8.000	01/01/26	12,000,000	12,215,629
CBS Broadcasting Inc.	7.125	11/01/23	150,000	160,253
CDW LLC / CDW Finance Corp.	4.125	05/01/25	1,000,000	1,013,480
CenterState Bank Corp. (5.750% to 06/01/25, then SOFRRATE + 5.617%) (d)	5.750	06/01/30	690,000	750,726
CF Industries, Inc.	3.450	06/01/23	1,120,000	1,139,891
Change Co. CDFI LLC (4.750% to 09/30/26, then SOFRRATE + 4.080%) (d)(h)	4.750	09/30/31	7,000,000	6,924,398
Charles Schwab Corp. (4.625% to 03/01/22, then 3 month LIBOR + 3.315%) (d)(g)	4.625	06/01/22	21,618,000	21,347,775
Citigroup, Inc. (4.0 times (USISDA30 - USISDA05), floor 0.000%, cap 10.000%) (d)	1.464	07/09/28	740,000	636,474
Citigroup, Inc. (4.0 times (USISDA30 - USISDA05), floor 0.000%, cap 10.000%) (d)	0.424	11/15/28	245,000	204,267
Citigroup, Inc. (4.0 times (USISDA30 - USISDA02), floor 0.000%, cap 10.000%) (d)	3.304	12/23/29	1,152,000	1,041,801
Citigroup, Inc. (4.0 times (USISDA10 - USISDA02 - 0.250%), floor 0.000%, cap 10.000%) (d)	0.364	11/19/30	727,000	564,767
Citigroup, Inc. (4.35 times (USISDA30 - USISDA05), floor 0.000%, cap 10.000%) (d)	1.592	07/09/33	1,394,000	1,072,156
Citigroup, Inc. (5.0 times (USISDA30 - USISDA05), floor 0.000%, cap 10.000%) (d)	1.970	12/20/33	2,863,000	2,191,251
Citigroup, Inc. (3 month LIBOR + 0.550%) (d)	1.048	08/25/36	868,000	746,486
CNH Industrial Capital LLC	4.375	04/05/22	100,000	100,311
CNH Industrial Capital LLC	4.200	01/15/24	475,000	491,079
CNH Industrial N.V.	4.500	08/15/23	2,831,000	2,922,360
Coach, Inc.	3.000	07/15/22	1,693,000	1,700,333
Congressional Bancshares, Inc. (5.750% to 12/01/24, then TSFR3M + 4.390%) (d)(h)	5.750	12/01/29	5,000,000	5,130,008
ConnectOne Bancorp, Inc. (5.200% to 02/01/23, then 3 month LIBOR + 2.840%) (d)	5.200	02/01/28	6,375,000	6,494,081
ConnectOne Bancorp, Inc. (5.750% to 06/15/25, then SOFRRATE + 5.605%) (d)	5.750	06/15/30	7,780,000	8,207,359
County Bancorp, Inc. (5.875% to 06/01/23, then 3 month LIBOR + 2.884%) (d)	5.875	06/01/28	8,250,000	8,482,866
Cowen Inc. (h)	7.250	05/06/24	20,000,000	21,138,533
CRB Group, Inc. (h)	6.250	06/15/23	5,000,000	5,185,094
Deutsche Bank AG	3.050	09/15/22	115,000	115,285
Deutsche Bank AG	3.950	02/27/23	3,025,000	3,072,328
Digital Equipment Corp.	7.750	04/01/23	624,000	655,505
Discovery Communications, LLC	3.250	04/01/23	100,000	101,077
Eagle Bancorp, Inc.	5.750	09/01/24	1,825,000	1,935,139
EF Holdco Inc. / EF Cayman Holdings Ltd. (h)	5.500	09/01/22	3,500,000	3,504,665
Energy Transfer LP	4.250	03/15/23	1,250,000	1,274,241
Energy Transfer LP	4.200	09/15/23	1,643,000	1,690,288
Energy Transfer LP	5.875	01/15/24	1,850,000	1,957,245
Energy Transfer LP	7.600	02/01/24	1,838,000	1,980,493
Energy Transfer LP / Regency Energy Finance Corp.	4.500	11/01/23	7,517,000	7,749,077
Enstar Group Ltd.	4.500	03/10/22	28,162,000	28,173,587
Enterprise Products Operating LLC (3 month LIBOR + 2.7775%) (d)	2.948	06/01/67	8,538,000	6,958,470
Enterprise Products Operating LLC (5.250% to 08/16/27, then 3 month LIBOR + 3.033%) (d)	5.250	08/16/77	6,666,000	6,324,141
EverBank Financial Corp. (3 month LIBOR + 4.704%) (d)	4.907	03/15/26	4,000,000	4,009,442
Everest Reinsurance Holdings Inc. (3 month LIBOR + 2.385%) (d)	2.891	05/01/67	17,705,000	16,200,075
Expedia Group, Inc.	3.600	12/15/23	250,000	255,666
F&M Financial Services Corp. (5.950% to 09/15/24, then SOFRRATE + 4.840%) (d)(h)	5.950	09/15/29	9,000,000	9,325,378
FedNat Holding Co.	7.750	03/15/29	17,000,000	17,850,000
Fidelity Federal Bancorp (6.875% to 10/15/23, then 3 month LIBOR + 3.790%) (d)(h)	6.875	10/15/28	6,500,000	6,735,077
Fidelity Federal Bancorp (6.000% to 11/01/24, then SOFRRATE + 4.650%) (d)(h)	6.000	11/01/29	7,000,000	7,132,463
Fifth Third Bancorp (3 month LIBOR + 3.129%) (d)(g)	3.353	03/31/22	14,997,000	14,565,836
First American Financial Corp.	4.300	02/01/23	1,600,000	1,633,591
First Financial Bancorp (5.250% to 05/15/25, then SOFRRATE + 5.090%) (d)	5.250	05/15/30	3,000,000	3,147,030
Flex Ltd.	5.000	02/15/23	3,386,000	3,471,951
FNB Corp.	2.200	02/24/23	125,000	125,165
FNB Corp.	4.875	10/02/25	2,000,000	2,091,703
FPL Group, Inc. (3 month LIBOR + 2.0675%) (d)	2.282	10/01/66	9,285,000	7,776,188
FS KKR Capital Corp.	4.750	05/15/22	9,532,000	9,569,139
General Electric Capital Corp. (3 month LIBOR + 0.380%) (d)	0.695	05/05/26	4,854,000	4,778,215
General Electric Co. (3 month LIBOR + 3.330%) (d)(g)	3.533	06/15/22	44,245,000	41,838,956
General Motors Co.	4.875	10/02/23	1,500,000	1,566,672
General Motors Co.	5.400	10/02/23	1,000,000	1,051,119
General Motors Financial Co., Inc.	3.700	05/09/23	600,000	610,994
General Motors Financial Co., Inc.	4.250	05/15/23	3,551,000	3,654,834
General Motors Financial Co., Inc.	5.100	01/17/24	932,000	978,021
Genpact Luxembourg Sarl	3.700	04/01/22	730,000	730,445
Georgia-Pacific LLC	8.000	01/15/24	1,500,000	1,666,911
GLP Capital L.P. / GLP Financing II, Inc.	5.375	11/01/23	8,286,000	8,630,184
Government Properties Income Trust	4.000	07/15/22	39,000	39,292
Great Southern Bank (5.500% to 06/15/25, then SOFRRATE + 5.325%) (d)	5.500	06/15/30	2,000,000	2,112,512
Hallmark Financial Services, Inc.	6.250	08/15/29	13,000,000	12,610,000
Hanmi Financial Corp. (5.450% to 03/30/22, then 3 month LIBOR + 3.315%) (d)	5.450	03/30/27	10,050,000	10,066,266
HCA Inc.	4.750	05/01/23	6,733,000	6,930,981
HCA Inc.	5.000	03/15/24	5,262,000	5,532,628
Highwoods Realty L.P.	3.625	01/15/23	205,000	207,747
Hilltop Holdings Inc. (5.750% to 05/15/25, then SOFRRATE + 5.680%) (d)	5.750	05/15/30	8,000,000	8,305,747
HollyFrontier Corp.	2.625	10/01/23	1,638,000	1,645,834
Home BancShares Inc. (5.625% to 04/15/22, then 3 month LIBOR + 3.575%) (d)	5.625	04/15/27	7,561,000	7,576,757
Horizon Bancorp, Inc. (5.625% to 07/01/25, then SOFRRATE + 5.490%) (d)	5.625	07/01/30	6,000,000	6,384,766
Hospitality Properties Trust	4.750	10/01/26	2,000,000	1,850,000
Host Hotels & Resorts LP	3.875	04/01/24	7,340,000	7,482,415
Howard Bancorp Inc. (6.000% to 12/06/23, then 3 month LIBOR + 3.020%) (d)(h)	6.000	12/06/28	3,000,000	3,120,232
HSBC Holdings PLC	4.250	03/14/24	575,000	596,120
IIP Operating Partnership, LP	5.500	05/25/26	3,000,000	3,082,673
Investar Holding Corp. (6.000% to 03/30/22, then 3 month LIBOR +3.945%) (d)	6.000	03/30/27	796,000	797,003
Jones Lang LaSalle Inc.	4.400	11/15/22	1,008,000	1,022,539
JPMorgan Chase & Co. (3 month LIBOR + 3.320%) (d)(g)	3.534	04/01/22	9,552,000	9,468,420
JPMorgan Chase & Co. (3 month LIBOR + 3.470%) (d)(g)	3.769	04/30/22	9,030,000	8,984,850
JPMorgan Chase & Co. (4.000% to 04/01/25, then SOFRRATE + 2.745%) (d)(g)	4.000	04/01/25	5,000,000	4,726,900
Kohl's Corp.	4.750	12/15/23	4,013,000	4,090,015
Liberty Commercial Finance LLC (h)	6.000	06/30/26	6,000,000	5,943,211
Lincoln National Corp. (3 month LIBOR + 2.3575%) (d)	2.826	05/17/66	29,378,000	24,089,960
Lincoln National Corp. (3 month LIBOR + 2.040%) (d)	2.294	04/20/67	25,384,000	19,799,520
Lorillard Tobacco Co.	3.750	05/20/23	339,000	343,080
Main Street Capital Corp.	4.500	12/01/22	11,645,000	11,851,562
Marriott Int'l., Inc.	3.250	09/15/22	148,000	148,764
Marriott Int'l., Inc.	2.125	10/03/22	1,824,000	1,833,717
Marriott Int'l., Inc.	3.125	02/15/23	1,320,000	1,331,498
Marriott Int'l., Inc.	4.150	12/01/23	5,280,000	5,449,451
Marvell Technology Group Ltd.	4.200	06/22/23	1,633,000	1,677,939
Medallion Financial Corp. (h)	8.250	03/22/24	10,000,000	10,475,000
Meridian Corp. (5.375% to 12/30/24, then SOFRRATE + 3.950%) (d)	5.375	12/30/29	10,000,000	10,530,145
Merrill Lynch & Co. (3 month LIBOR + 0.760%) (d)	0.963	09/15/26	3,870,000	3,806,491
Meta Financial Group, Inc. (3 month LIBOR + 4.630%) (d)	5.136	08/15/26	6,379,000	6,408,305
Metropolitan Bank Holding Corp. (6.250% to 03/15/22, then 3 month LIBOR + 4.260%) dh	6.250	03/15/27	2,000,000	2,001,267
Midland States Bancorp, Inc. (5.000% to 09/30/24, then SOFRRATE + 3.610%) (d)	5.000	09/30/29	5,500,000	5,740,627
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. (h)	6.500	06/20/27	7,000,000	7,385,000
Minnwest Corp. (5.875% to 07/15/23, then 3 month LIBOR + 2.980%) dh	5.875	07/15/28	6,000,000	6,183,476
MM Finished Lots Holdings, LLC (h)	6.500	11/30/25	894,834	894,834
Monsanto Co.	2.200	07/15/22	2,032,000	2,030,944
Morgan Stanley	3.875	10/11/22	400,000	402,929
Mylan Inc.	4.200	11/29/23	695,000	715,489
NatWest Group PLC	3.875	09/12/23	350,000	358,632
New York Mortgage Trust, Inc.	5.750	04/30/26	5,000,000	4,894,825
Newport Realty Trust, Inc. (h)	6.250	12/01/24	10,000,000	9,883,883
Newport Realty Trust, Inc.	6.250	12/01/24	1,000,000	988,388
NexBank Capital, Inc. (6.375% to 09/30/22, then 3 month LIBOR + 4.585%) (d)(h)	6.375	09/30/27	5,000,000	5,086,254
Nexpoint Real Estate Finance, Inc.	5.750	05/01/26	10,000,000	9,990,688
Northpointe Bancshares, Inc. (6.000% to 09/30/24, then TSFR3M + 4.905%) (d)(h)	6.000	09/30/29	5,000,000	5,311,014
Northpointe Bank (6.875% to 10/01/23, then 3 month LIBOR + 3.765%) (d)(h)	6.875	10/01/28	5,000,000	5,176,719
OceanFirst Financial Corp. (5.250% to 05/15/25, then SOFRRATE + 5.095%) (d)	5.250	05/15/30	6,000,000	6,339,657
Office Properties Income Trust	4.250	05/15/24	15,838,000	16,196,151
Office Properties Income Trust	4.500	02/01/25	100,000	102,535
Old Second Bancorp, Inc. (3 month LIBOR + 3.850%) (d)	4.074	12/31/26	1,945,000	1,945,406
Omega Healthcare Investors, Inc.	4.375	08/01/23	1,478,000	1,516,953
OneBeacon U.S. Holdings, Inc.	4.600	11/09/22	2,881,000	2,926,771
Orrstown Financial Services, Inc. (6.000% to 12/30/23, then 3 month LIBOR + 3.160%) (d)	6.000	12/30/28	1,750,000	1,818,221
Pacific Premier Bancorp, Inc. (5.375% to 06/15/25, then SOFRRATE + 5.170%) (d)	5.375	06/15/30	5,000,000	5,350,127
Parkway Bancorp, Inc. (6.000% to 03/31/25, then 3 month LIBOR + 5.390%) (d)(h)	6.000	03/31/30	10,000,000	10,427,655
Pathfinder Bancorp, Inc. (5.500% to 10/15/25, then SOFRRATE + 5.320%) (d)	5.500	10/15/30	9,650,000	9,950,876
PCAP Holdings LP (h)	6.500	07/15/28	10,000,000	9,662,860
Pedcor Bancorp (7.250% to 02/15/24, then 3 month LIBOR + 4.600%) (d)(h)	7.250	02/15/29	3,000,000	3,099,965
Pelorus Fund REIT LLC (h)	7.000	09/30/26	5,000,000	4,828,978
Pershing Road Development Co., LLC (3 month LIBOR + 0.400%) (d)(h)	0.571	09/15/22	2,057,000	2,036,965
Pershing Road Development Co., LLC (3 month LIBOR + 0.400%) (d)(h)	0.571	09/15/22	750,000	742,695
Pershing Road Development Co., LLC (3 month LIBOR + 0.400%) (d)(h)	0.571	09/15/23	3,841,000	3,738,676
Pershing Road Development Co., LLC (3 month LIBOR + 0.400%) (d)(h)	0.571	09/15/23	1,705,000	1,659,033
Pershing Road Development Co., LLC (3 month LIBOR + 0.400%) (d)(h)	0.571	09/15/24	4,799,000	4,568,840
Pershing Road Development Co., LLC (3 month LIBOR + 0.400%) (d)(h)	0.571	09/15/24	1,815,000	1,728,043
Pershing Road Development Co., LLC (3 month LIBOR + 0.400%) (d)(h)	0.571	09/15/25	1,530,000	1,454,066
Pershing Road Development Co., LLC (3 month LIBOR + 0.400%) (d)(h)	0.571	09/15/26	1,415,000	1,295,560
Phillips-Van Heusen Corp.	7.750	11/15/23	1,666,000	1,814,986
Pinnacle Financial Partners, Inc. (4.125% to 09/15/24, then 3 month LIBOR + 2.775%) (d)	4.125	09/15/29	5,000,000	5,136,413
Principal Financial Group, Inc. (3 month LIBOR + 3.044%) (d)	3.550	05/15/55	26,065,000	25,415,320
Prospect Capital Corp.	5.875	03/15/23	3,414,000	3,504,542
RBB Bancorp (6.180% to 12/01/23, then 3 month LIBOR + 3.150%) (d)	6.180	12/01/28	7,000,000	7,299,526
Ready Capital Corp.	5.500	12/30/28	10,000,000	9,955,755
ReadyCap Holdings, LLC (h)	4.500	10/20/26	10,000,000	9,634,888
Reinsurance Group of America, Inc. (3 month LIBOR + 2.665%) (d)	2.868	12/15/65	33,529,000	30,333,589
Reliant Bancorp Inc. (5.125% to 12/15/24, then SOFRRATE + 3.765%) (d)	5.125	12/15/29	13,000,000	13,605,879
Renasant Corp. (3 month LIBOR + 3.840%) (d)	4.011	09/01/26	2,050,000	2,050,000
Retail Opportunity Investments Partnership, LP	5.000	12/15/23	1,500,000	1,556,169
RPM Int'l., Inc.	3.450	11/15/22	371,000	374,247
SCRE Intermediate Holdco, LLC (h)	6.500	02/15/27	8,000,000	8,013,554
Scripps Networks Interactive, Inc.	3.950	06/15/25	491,000	500,260
Signature Bank New York (4.000% to 10/15/25, then AMERIBOR RATE + 3.890%) (d)	4.000	10/15/30	4,295,000	4,377,247
SL Green Operating Partnership LP	3.250	10/15/22	752,000	759,139
South Street Securities Funding LLC (h)	6.250	12/30/26	5,000,000	4,841,961
Southern Co. (5.500% to 03/15/22, then 3 month LIBOR + 3.630%) (d)	5.500	03/15/57	3,753,000	3,705,998
Southern National Bancorp of Virginia, Inc. (3 month LIBOR + 3.950%) (d)(h)	4.249	01/31/27	2,000,000	2,005,928
Southern National Bancorp of Virginia, Inc. (5.400% to 09/01/25, then SOFRRATE + 5.310%) (d)	5.400	09/01/30	2,000,000	2,102,159
Spend Life Wisely Co., Inc. (5.875% to 03/15/22, then 3 month LIBOR + 3.742%) (d)(h)	5.875	03/15/27	8,500,000	8,505,991
StanCorp Financial Group, Inc.	5.000	08/15/22	165,000	167,171
State Street Corp. (3 month LIBOR + 3.597%) (d)(g)	3.800	06/15/22	1,703,000	1,704,828
Steel Dynamics, Inc.	5.000	12/15/26	1,122,000	1,152,287
Sterling Bancorp (4.000% to 12/30/24, then SOFRRATE + 2.530%) (d)	4.000	12/30/29	9,700,000	9,891,210
Synovus Financial Corp.	3.125	11/01/22	2,992,000	3,010,215
Texas State Bankshares, Inc. (5.750% to 06/15/24, then 3 month LIBOR + 3.550%) (d)(h)	5.750	06/15/29	4,000,000	4,113,618
TransCanada PipeLines Ltd. (3 month LIBOR + 2.210%) (d)	2.716	05/15/67	24,473,000	19,333,670
Transverse Insurance Group, LLC (h)	6.000	12/15/26	5,000,000	4,891,014
Trimble Inc.	4.150	06/15/23	8,100,000	8,311,954
Trinitas Capital Management, LLC (h)	6.000	07/30/26	3,000,000	2,887,527
TriState Capital Holdings, Inc. (5.750% to 05/15/25, then 3 month LIBOR + 5.360%) (d)	5.750	05/15/30	10,775,000	11,543,751
Truist Financial Corp. (4.800% to 09/01/24, then H15T5Y + 3.003%) (d)(g)	4.800	09/01/24	10,552,000	10,552,000
Truist Financial Corp. (5.050% to 06/15/22, then 3 month LIBOR + 3.102%) (d)(g)	5.050	12/15/24	1,000,000	985,200
United Insurance Holdings Corp.	6.250	12/15/27	2,250,000	2,282,783
Universal Insurance Holdings, Inc. (h)	5.625	11/30/26	7,000,000	6,868,986
USX Corp.	8.125	07/15/23	110,000	118,522
UTB Financial Holding Co. (6.500% to 09/01/23, then 3 month LIBOR + 3.620%) (d)(h)	6.500	09/01/28	6,000,000	6,328,362
Valley National Bancorp	5.125	09/27/23	8,201,000	8,548,950
VeriSign, Inc.	4.750	07/15/27	3,561,000	3,672,174
Volunteer State Bancshares, Inc. (5.750% to 11/15/24, then SOFRRATE + 4.365%) (d)(h)	5.750	11/15/29	9,000,000	9,588,506
WEC Energy Group, Inc. (3 month LIBOR + 2.1125%) (d)	2.619	05/15/67	570,000	456,000
Westinghouse Air Brake Technologies Corp.	4.375	08/15/23	336,000	343,682
WT Holdings, Inc. (h)	7.000	04/30/23	18,000,000	18,230,044

Residential Mortgage-Backed Securities - 0.1%				1,193,937
Hawaii Housing Finance & Development Corp.	2.600	07/01/37	189,744	189,560
Minnesota Housing Finance Agency	2.700	09/01/41	999,390	1,004,377

Sovereign Bonds - 0.2%				5,410,032
Antares Holdings LP (h)	6.000	08/15/23	4,830,000	5,009,462
BOC Aviation Ltd. (h)	3.000	05/23/22	400,000	400,570

Taxable Municipal Bonds - 0.1%				2,101,288
New Jersey Sports & Exposition Authority	6.076	03/01/23	190,000	192,435
Pontotoc County OK Educational Facilities Authority	4.119	09/01/23	90,000	91,178
Summit County OH Development Finance Authority	6.250	05/15/26	535,000	537,050
Utah Infrastructure Agency Telecommunications Revenue and Refunding	3.500	10/15/23	1,280,000	1,280,625

U.S. Government Agency Mortgage-Backed Securities - 7.5%				177,129,063
Fannie Mae Interest Strip, Series 419 C6 (IO)	3.500	05/25/44	3,235,299	486,262
Fannie Mae Pool, Series 890163	5.500	03/01/24	26,261	26,434
Fannie Mae REMIC, Series 2011-3 KA	5.000	04/25/40	112,026	116,424
Fannie Mae REMIC, Series 2011-136 ES (IO) (-1.0 times 1 month LIBOR + 6.550%, floor 0.000%, cap 6.550%) (d)	6.363	02/25/41	757,693	30,744
Fannie Mae REMIC, Series 2012-14 DS (IO) (-1.0 times 1 month LIBOR + 6.500%, floor 0.000%, cap 6.500%) (d)	6.313	03/25/42	6,680,196	1,318,043
Fannie Mae REMIC, Series 2012-14 SH (IO) (-1.0 times 1 month LIBOR + 6.550%, floor 0.000%, cap 6.550%) (d)(i)	6.363	07/25/40	19,021	70
Fannie Mae REMIC, Series 2013-7 EI (IO)	3.000	10/25/40	4,423,457	268,390
Fannie Mae REMIC, Series 2013-20 CS (IO) (-1.0 times 1 month LIBOR + 6.150%, floor 0.000%, cap 6.150%) (d)	5.963	03/25/43	1,994,343	324,637
Fannie Mae REMIC, Series 2013-29 AI (IO)	2.500	04/25/28	2,404,336	116,525
Fannie Mae REMIC, Series 2013-31 IH (IO)	3.500	02/25/43	2,142,030	167,762
Fannie Mae REMIC, Series 2013-38 CI (IO)	3.000	04/25/28	6,137,568	328,299
Fannie Mae REMIC, Series 2013-93 SI (IO) (-1.0 times 1 month LIBOR + 5.170%, floor 0.000%, cap 5.170%) (d)	5.064	09/25/43	8,012,390	1,481,393
Fannie Mae REMIC, Series 2016-64 CI (IO)	3.500	07/25/43	2,426,434	185,358
Fannie Mae REMIC, Series 2019-44 IP (IO)	4.000	09/25/46	1,413,606	52,797
Fannie Mae REMIC, Series 2020-63 KG	2.500	09/25/50	3,031,648	3,002,309
Fannie Mae REMIC, Series 2020-88 Z	2.000	12/25/50	2,680,310	2,496,510
Fannie Mae REMIC, Series 2020-94 HC	1.000	01/25/51	767,370	764,217
Fannie Mae REMIC, Series 2021-23 JB	1.000	04/25/51	1,481,404	1,376,143
Fannie Mae REMIC, Series 2021-57 EA	1.000	05/25/46	9,648,246	9,116,982
Fannie Mae REMIC, Series 2021-57 EB	1.250	05/25/46	3,678,182	3,461,649
Fannie Mae REMIC, Series 2021-72 UZ	2.000	10/25/51	2,198,363	2,064,843
Freddie Mac Multifamily Structured Pass Through Certificates, Series K045 X1 (IO) (d)	0.427	11/25/25	174,846,387	1,846,430
Freddie Mac Multifamily Structured Pass Through Certificates, Series K050 X1 (IO) (d)	0.310	08/25/25	174,871,689	1,750,693
Freddie Mac Multifamily Structured Pass Through Certificates, Series K056 X1 (IO) (d)	1.258	05/25/26	77,771,542	3,474,257
Freddie Mac Multifamily Structured Pass Through Certificates, Series K060 X1 (IO) (d)	0.072	10/25/26	220,957,148	908,355
Freddie Mac REMIC, Series 4060 SJ (IO) (-1.0 times 1 month LIBOR + 6.650%, floor 0.000%, cap 6.650%) (d)	6.459	02/15/41	740,566	38,064
Freddie Mac REMIC, Series 4109 AI (IO)	3.000	07/15/31	7,165,859	304,037
Freddie Mac REMIC, Series 4116 US (IO) (-1.0 times 1 month LIBOR + 4.600%, floor 0.000%, cap 4.600%) (d)	4.494	10/15/42	4,534,321	470,466
Freddie Mac REMIC, Series 4136 IH (IO)	3.500	09/15/27	2,860,200	144,601
Freddie Mac REMIC, Series 4139 EI (IO)	3.000	09/15/31	2,432,555	150,465
Freddie Mac REMIC, Series 4219 AI (IO)	3.500	01/15/43	1,222,877	126,435
Freddie Mac REMIC, Series 4238 NS (IO) (-1.0 times 1 month LIBOR + 6.700%, floor 0.000%, cap 6.700%) (d)	6.509	02/15/42	957,071	125,864
Freddie Mac REMIC, Series 4328 DA	4.000	01/15/36	70,854	70,935
Freddie Mac REMIC, Series 4469 HA (c)	4.250	02/15/39	279,964	281,673
Freddie Mac REMIC, Series 4504 (IO)	3.500	05/15/42	122,493	681
Freddie Mac REMIC, Series 4760 IB (IO)	4.000	10/15/42	6,235,504	724,248
Freddie Mac REMIC, Series 5041 JH	1.500	11/25/50	764,904	646,515
Freddie Mac REMIC, Series 5083 ZJ	2.000	03/25/51	3,322,501	3,113,059
Freddie Mac REMIC, Series 5115 CZ	3.000	04/25/51	500,224	500,856
Freddie Mac REMIC, Series 5129 BH	1.000	07/25/50	4,462,107	4,078,244
Freddie Mac REMIC, Series 5129 DM	1.000	08/25/50	4,446,321	4,145,924
Freddie Mac REMIC, Series 5141 PA	1.000	04/25/50	8,912,120	8,506,795
Freddie Mac REMIC, Series 5142 ZH	2.500	09/25/51	2,398,426	2,377,839
Freddie Mac REMIC, Series 5146 LZ	1.000	06/25/50	540,100	540,528
Freddie Mac REMIC, Series 5146 ZY	2.000	07/25/51	3,881,628	3,661,230
Freddie Mac REMIC, Series 5152 NK	1.000	03/25/50	1,108,786	1,024,595
Freddie Mac REMIC, Series 5154 ZQ	2.500	10/25/51	4,563,851	4,325,227
Freddie Mac REMIC, Series 5160 TZ	1.500	08/25/50	3,497,338	3,490,416
Ginnie Mae Pool, Series 78-2071X	7.000	05/15/33	10,078	11,255
Ginnie Mae REMIC Trust, Series 2011-32 NA	4.000	06/20/40	18,242	18,251
Ginnie Mae REMIC Trust, Series 2012-27 (IO) (d)	0.574	04/16/53	22,911,696	175,474
Ginnie Mae REMIC Trust, Series 2013-35 A	1.618	02/16/40	62,006	62,014
Ginnie Mae REMIC Trust, Series 2015-81 (IO) (d)	0.127	10/16/56	39,529,214	533,668
Ginnie Mae REMIC Trust, Series 2016-51 ID (IO)	4.000	03/20/43	3,624,694	212,163
Ginnie Mae REMIC Trust, Series 2016-137 (IO) (d)	0.521	10/16/56	22,633,775	735,908
Ginnie Mae REMIC Trust, Series 2017-24 (IO) (d)	0.786	12/16/56	49,652,675	2,114,534
Ginnie Mae REMIC Trust, Series 2017-104 JI (IO)	4.000	06/20/44	5,499,963	183,114
Ginnie Mae REMIC Trust, Series 2017-169 (IO) (d)	0.589	01/16/60	100,660,450	4,350,222
Ginnie Mae REMIC Trust, Series 2018-25 (IO) (d)	0.458	02/16/60	94,598,576	3,692,532
Ginnie Mae REMIC Trust, Series 2019-37 (IO) (d)	0.816	11/16/60	15,415,210	978,551
Ginnie Mae REMIC Trust, Series 2019-59 IM (IO)	4.000	12/20/48	183,847	3,685
Ginnie Mae REMIC Trust, Series 2019-59 MI (IO)	4.000	05/20/49	241,954	16,792
Ginnie Mae REMIC Trust, Series 2019-63 (IO) (d)	0.756	12/16/60	43,807,919	2,526,639
Ginnie Mae REMIC Trust, Series 2019-71 IO (IO)	3.500	06/20/49	311,947	24,737
Ginnie Mae REMIC Trust, Series 2019-71 IQ (IO)	3.500	06/20/49	288,615	12,413
Ginnie Mae REMIC Trust, Series 2019-78 IQ (IO)	4.000	04/20/49	279,052	8,112
Ginnie Mae REMIC Trust, Series 2019-78 QI (IO)	4.000	06/20/49	307,805	11,387
Ginnie Mae REMIC Trust, Series 2019-94 (IO) (d)	1.020	08/16/61	19,412,392	1,323,294
Ginnie Mae REMIC Trust, Series 2019-118 (IO) (d)	0.821	06/16/61	21,651,867	1,233,409
Ginnie Mae REMIC Trust, Series 2019-122 (IO) (d)	0.999	07/16/61	30,983,216	2,106,440
Ginnie Mae REMIC Trust, Series 2019-124 (IO) (d)	0.938	06/16/61	59,277,246	4,024,125
Ginnie Mae REMIC Trust, Series 2019-136 ES (IO) (-1.0 times 1 month LIBOR + 6.050%, floor 0.000%, cap 6.050%) (d)	5.888	03/20/48	5,784,630	737,184
Ginnie Mae REMIC Trust, Series 2019-136 P	1.500	10/20/45	10,246,518	9,877,020
Ginnie Mae REMIC Trust, Series 2019-139 (IO) (d)	0.657	11/16/61	31,119,784	1,678,137
Ginnie Mae REMIC Trust, Series 2020-15 QC	1.500	02/20/50	3,695,503	3,556,721
Ginnie Mae REMIC Trust, Series 2020-20 (IO) (d)	0.633	05/16/61	24,321,304	1,378,257
Ginnie Mae REMIC Trust, Series 2020-40 (IO) (d)	0.958	01/16/62	31,840,355	2,292,627
Ginnie Mae REMIC Trust, Series 2020-44 (IO) (d)	1.046	02/16/62	73,516,966	5,690,544
Ginnie Mae REMIC Trust, Series 2020-47 MZ	3.500	04/20/50	270,931	273,768
Ginnie Mae REMIC Trust, Series 2020-47 YI (IO)	2.500	04/20/50	2,674,925	262,200
Ginnie Mae REMIC Trust, Series 2020-49 (IO) (d)	1.017	07/16/62	32,732,945	2,414,578
Ginnie Mae REMIC Trust, Series 2020-58 (IO) (d)	0.846	01/16/62	32,407,298	2,109,560
Ginnie Mae REMIC Trust, Series 2020-134 BZ	1.000	09/16/50	1,087,607	906,255
Ginnie Mae REMIC Trust, Series 2021-27 ZL	1.000	02/20/51	1,625,211	1,469,463
Ginnie Mae REMIC Trust, Series 2021-46 BU	1.000	03/20/51	66,255	66,079
Ginnie Mae REMIC Trust, Series 2021-66 PU	1.000	04/20/51	1,044,464	1,040,189
Ginnie Mae REMIC Trust, Series 2021-77 BA	1.000	07/20/50	3,989,601	3,796,016
Ginnie Mae REMIC Trust, Series 2021-89 BU	1.000	05/20/51	1,591,639	1,587,920
Ginnie Mae REMIC Trust, Series 2021-130 CZ	3.000	07/20/51	2,888,899	2,894,344
Ginnie Mae REMIC Trust, Series 2021-131 MZ	2.000	07/20/51	1,935,857	1,921,597
Ginnie Mae REMIC Trust, Series 2021-136 EZ	2.500	08/20/51	4,910,593	4,787,105
Ginnie Mae REMIC Trust, Series 2021-136 KZ	2.000	08/20/51	8,042,230	7,690,705
Ginnie Mae REMIC Trust, Series 2021-136 QZ	2.000	08/20/51	3,890,985	3,731,065
Ginnie Mae REMIC Trust, Series 2021-139 ZJ	2.500	08/20/51	3,591,663	3,503,973
Ginnie Mae REMIC Trust, Series 2021-142 MZ	2.000	08/20/50	943,345	930,765
Ginnie Mae REMIC Trust, Series 2021-154 AZ	2.500	09/20/51	4,182,722	4,084,451
Ginnie Mae REMIC Trust, Series 2021-154 PZ	2.500	09/20/51	4,058,451	3,959,284
Ginnie Mae REMIC Trust, Series 2021-156 NZ	2.000	09/20/51	4,795,360	4,744,215
Ginnie Mae REMIC Trust, Series 2021-158 PU	1.000	09/20/51	1,375,000	1,372,099

SHORT-TERM INVESTMENTS - 1.5%				34,084,697
(COST $34,090,715)

Money Market Funds - 0.0%^				100,000
First American Government Obligations Fund Class X (a)	0.026%		100,000	100,000

U.S. Government & Agency Securities - 1.5%				33,984,697
United States Treasury Bill (b)	0.140%	04/07/22	15,000,000	14,998,767
United States Treasury Bill (b)	0.138%	05/03/22	9,000,000	8,996,220
United States Treasury Bill (b)	0.228%	05/19/22	5,000,000	4,996,690
United States Treasury Bill (b)	0.461%	06/23/22	5,000,000	4,993,020

TOTAL INVESTMENTS - 99.4% (COST $2,467,307,138)				2,335,965,434

NET OTHER ASSETS AND LIABILITIES - 0.6%				13,315,773

NET ASSETS - 100.0%				$2,349,281,207

(a)	Rate shown represents the 7-day yield at February 28, 2022.
(b)	Rate shown represents the current yield for U.S. Treasury Bills at February 28, 2022.
(c)
Security is a "step-up" bond where the coupon increases or steps up at a predetermined date. Securities which do not indicate a future coupon rate in their description above are at their final coupon rate at February 28, 2022.

(d)
Variable rate security. Interest rates reset periodically. Interest rate shown reflects the rate in effect at February 28, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Non-income producing security.
(f)	Issuer in default on interest and/or principal repayment.
(g)	Perpetual maturity. Date shown represents next contractual call date.
(h)
Security subject to restrictions on resale under federal securities laws and which therefore may only be resold upon registration under the Securities Act of 1933, as amended, or in transactions exempt from registration, including sales to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.  At February 28, 2022, the aggregate value of these securities was $810,165,177, representing 34.49% of net assets.

(i)	Illiquid security at February 28, 2022.
^	Rounds to 0.0%.

Abbreviations:
AMERIBOR	American Interbank Offered Rate
H15T5Y	5-Year Treasury Constant Maturity Rate
IO	Interest Only Security
LIBOR	London Interbank Offered Rate
SOFRRATE	U.S. Secured Overnight Financing Rate
TSFR3M	CME Term SOFR 3-Month Rate
USISDA02	2-Year Dollar ICE Swap Rate
USISDA05	5-Year Dollar ICE Swap Rate
USISDA10	10-Year Dollar ICE Swap Rate
USISDA30	30-Year Dollar ICE Swap Rate

A.G.	Aktiengesellschaft is the German term for a public limited liability corporation.
DAC	Designated Activity Company
N.V.	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC	Public Limited Company
Pty. Ltd.	Proprietary Limited Company under Australian law.
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SARL	Société à responsabilité limitée is the Luxembourg term for a private limited liability company.

The following is a summary of the inputs used to value the Funds’ investments as of February 28, 2022:

	Level 1	Level 2	Level 3	Total
Bonds
Asset-backed securities	$–	$343,699,168	$–	$343,699,168
Commercial mortgage-backed securities	–	378,943,530	–	378,943,530
Convertible bonds	–	61,843,168	–	61,843,168
Corporate bonds	–	1,331,560,551	–	1,331,560,551
Residential Mortgage-Backed Securities	–	1,193,937	–	1,193,937
Sovereign bonds	–	5,410,032	–	5,410,032
Taxable municipal bonds	–	2,101,288	–	2,101,288
U.S. government agency mortgage-backed securities	–	177,129,063	–	177,129,063
Total bonds	–	2,301,880,737	–	2,301,880,737
Short-term investments
Money market funds	100,000	–	–	100,000
U.S. government & agency securities	–	33,984,697	–	33,984,697
Total short-term investments	100,000	33,984,697	–	34,084,697
Total investments	$100,000	$2,335,865,434	$–	$2,335,965,434

The Fund did not invest in any level-3 investments during the three-month period ended February 28, 2022.

For more information on valuation inputs, see the accompanying notes. The accompanying notes are an integral part of the schedule of investments.

THOMPSON IM FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
February 28, 2022

VALUATION POLICY AND PROCEDURES - The Funds’ Board of Directors (the “Funds’ Board”) has adopted methods for valuing securities set forth in the Funds’ Pricing Policies and Procedures, including circumstances in which market quotes are not readily available or deemed to be unreliable, and has delegated authority to the Advisor to apply those methods in making fair value determinations, subject to oversight by the Funds’ Board. The Advisor has established a valuation committee that, along with other Advisor employees, administers, implements, and oversees the fair valuation process and makes fair value decisions. The valuation committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services; considers circumstances in the markets which may require it to make or adjust valuation determinations; and reviews previous valuation determinations. The valuation committee reports on its activities and any changes to the fair valuation guidelines to the Funds’ Board.

VALUATION MEASUREMENTS – In accordance with generally accepted accounting principles in the United States of America (“GAAP”), fair value is defined as the price that each Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. The Fund considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The determination of what constitutes “observable” requires significant judgment by the Fund. The categorization of a security within the hierarchy is based upon the pricing transparency of the security and does not necessarily correspond to the Fund’s perceived risk of that security.  The inputs used to measure fair value may fall into different levels of the fair valuation hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level that is significant to the fair value measurement in its entirety.

SECURITY VALUATION - Each Fund’s equity securities, including common stocks, ADRs, REITs, and rights are valued at their market prices (generally the last reported sales price on the exchange where the securities are primarily traded or, for Nasdaq-listed securities, at their Nasdaq Official Closing Prices). If no sales are reported on a particular day, the mean between the highest bid and lowest asked quotations at the close of the exchanges will generally be used.  To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.  When adjustments to observable prices are applied or when the market is considered inactive, securities will be categorized in level 2 of the fair value hierarchy.

Investments in money market mutual funds are generally priced at the ending net asset value provided by the service agent of the funds.  These securities will be categorized as level 1 securities.

Fixed-income securities such as corporate bonds, convertible bonds, asset-backed securities, mortgage-backed securities, U.S. government and agency securities, sovereign bonds, municipal bonds and commercial paper are typically valued based on valuations published by an independent pricing service, which uses various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Factors considered by pricing services include market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads and fundamental analytical data relating to the issuer. Short-term investments in fixed-income securities (those with remaining maturities of 60 days or less) are generally valued on an amortized cost basis. Fixed-income securities will generally be categorized in level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in level 3.

Where market quotations are not readily available or are unreliable, a value is determined in good faith pursuant to procedures established by the Funds’ Board.   When determining the value of a security, consideration is given to the facts and circumstances relevant to the particular situation, which includes factors such as fundamental analytical data relating to the investment, which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, nature and duration of any restrictions on disposition of the security and an evaluation of forces that influence the market in which the securities are purchased or sold. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security.

In December 2020, the SEC adopted a rule addressing fair valuation of fund investments. The new rule sets forth requirements for good faith determinations of fair value as well as for the performance of fair value determinations, including related oversight and reporting obligations. The new rule also defines “readily available market quotations” for purposes of the definition of “value” under the 1940 Act, and the SEC noted that this definition would apply in all contexts under the 1940 Act. The effective date for the rule is March 8, 2021. The SEC adopted an eighteen-month transition period beginning from the effective date for both the new rule and the associated new recordkeeping requirements. At this time, management is evaluating the implications of these changes on the financial statements.